TENANT ORIGINATION AND ABSORPTION COSTS, ABOVE-MARKET LEASE ASSETS AND BELOW-MARKET LEASE LIABILITIES - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	$ 8,984	$ 7,681	$ 34,004	$ 35,006	$ 53,446
Remaining amortization period			5 years 1 month 6 days
Prepaid Expenses and Other Current Assets
Tax abatement intangible assets	800		$ 1,000	1,600
Property Tax Abatement Intangible Asset [Member]
Amortization expense	$ 100	$ 200	$ 600	$ 1,000	$ 1,000
Remaining amortization period	1 year 4 months 24 days		1 year 8 months 12 days